Shareholder Report, Average Annual Return (Details) 201000_PRIMECAP Odyssey Aggressive Growth Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PRIMECAP Odyssey Aggressive Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PRIMECAP Odyssey Aggressive Growth Fund
Average Annual Return, Percent	32.05%	12.25%	12.98%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%